Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Classes of current inventories [abstract]
Schedule of Inventories
	As at December 31
	2017	2016
	$ thousands
Fuel and spare parts (a)	-	91,659

(a)	Inventories as at December 31, 2016 belongs to discontinued operations.